UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

1700 California Street, Suite 335, San Francisco, CA            94109

     (Address of principal executive offices)

                    (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749-6565

Date of fiscal year end: May 31

Date of reporting period: August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Encompass Fund

			Schedule of Investments
		August 31, 2008 (Unaudited)

Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS
Bituminous Coal & Lignite Mining
1,750	Peabody Energy Corp.		$ 110,162	4.31%

Copper Mining & Processing
110,000	Global Hunter Corp * (Canada)		9,350	0.37%

Crude Petroleum & Natural Gas
200,000	Continental Energy Corp. * (Canada)		50,000
23,500	Dejour Enterprises Ltd. * (Canada)		31,725
2,600	Double Eagle Petroleum Co. *		42,276
3,000	Petrohawk Energy Corp. * +		103,830
4,630	Talisman Energy Inc. (Canada)		81,442
			309,273	12.09%

Drug Delivery Systems
40,000	Delcath Systems Inc. *		76,400	2.99%

Generic Drugs
4,500	3SBio Inc. * (China) **		44,055
2,050	Teva Pharmaceutical Industries Ltd. ** (Israel)		97,047
			141,102	5.52%

Heating Equipment, Except Electric
1,500	Real Goods Solar, Inc. *		9,405	0.37%

Industrial Metals & Minerals
25,000	Avalon Ventures Ltd. * (Canada)		35,275
25,000	Avalon Ventures Ltd. Units * (Restricted) (a) (Canada)		31,750
20,000	Canadian Royalties Inc. * (Canada)		18,240
375,000	Goldbrook Ventures * (Canada)		42,375
			127,640	4.99%

Lodging Operations
2,815	Wyndham Worldwide Corp.		54,273	2.12%

Miscellaneous Manufacturing Industries
20,000	Elixir Gaming Technologies, Inc. *		8,400	0.33%

Oil & Gas Royalty Trusts
2,400	Crescent Point Energy Trust (Canada)		88,586	3.46%

Oil/Gas Construction & Service
3,650	Global Industries Ltd. *		35,296
10,000	Parker Drilling Co. *		92,700
			127,996	5.01%

Precious Metals Mining & Processing
35,000	Avion Resources Inc. * (Restricted) (b) (Canada)		8,225
102,000	Canarc Resources Corp. * (Canada)		17,238
40,000	Claude Resources Inc. * (Canada)		24,000
30,000	Exeter Resource Corp. * (Canada)		85,200
17,000	Fronteer Development Group Inc. * (Canada)		57,800
10,000	NovaGold Resources Inc. * (Canada)		64,800
9,000	Seabridge Gold Inc. * + (Canada)		137,520
10,450	US Gold Corp. *		13,167
			407,950	15.95%

Security Brokers, Dealers & Flotation Companies
3,850	TD AMERITRADE Holding Corporation *		78,656	3.08%

Semiconductors & Related Devices
10,000	DayStar Technologies Inc. *		34,500	1.35%

Services - Business Services
15,000	CounterPath Corp. * (Canada)		27,750	1.09%

Services - Computer Processing & Data Preperation
10,000	Zix Corp. *		27,800	1.09%

Silver Mining and Processing
20,000	Endeavour Silver Corp. * (Canada)		45,400
3,000	Silver Wheaton Corp. * (Canada)		34,560
			79,960	3.13%

Specialty Finance
5,000	KKR Financial Holdings LLC		46,900	1.83%

Surgical & Medical Instruments
1,000	Covidien, Ltd. (Bermuda)		54,070	2.11%

Uranium Mining & Exploration
1,600	Cameco Corp. (Canada)		48,128
11,000	Paladin Resources Ltd. * (Canada)		54,637
25,000	Uranium Energy Corp. *		49,750
10,000	Uranium Energy Corp. * (Restricted) (c)		18,910
			171,425	6.70%

Utilities
5,400	NorthWestern Corp.		142,020	5.55%

Wholesale - Petroleum Distribution
2,525	Aegean Marine Petroleum Network Inc. (Greece)		78,452	3.07%

Zinc Recycling & Products
4,000	Horsehead Holding Corp. *		33,280	1.30%

Total for Common Stock (Cost - $2,780,160)			2,245,349	87.81%

REAL ESTATE INVESTMENT TRUSTS
20,000	Ashford Hospitality Trust Inc.		90,800
10,000	Crystal River Capital Inc.		24,000
1,750	iStar Financial Inc.		9,782
2,350	Lexington Corporate Properties Trust		35,039
6,200	Prime Group Realty - Pfd. B		43,090
Total for Real Estate Investment Trusts (Cost - $496,338)			202,711	7.93%

WARRANTS
12,500	Avalon Ventures Ltd. * (expires 5-22-2009)		-
17,500	Avion Resources * (expires 5-8-2009)		-
55,000	Global Hunter Corp * (expires 8-23-2009) (d)		-
10,000	Uranium Energy * (expires 12-11-2008)		-
5,000	Uranium Energy * (expires 8-29-2009)		-
Total for Warrants (Cost - $0)			-	0.00%

PUT OPTIONS		Shares Subject
Expiration Date/Exercise Price		to Put

Petrohawk Energy Corporation *		3,000	2,250
October 2008 Puts @ 25.00

Total (Premiums Paid - $3,780)			2,250	0.09%

Cash Equivalents
126,773	Huntington Bank Money Market Fund IV 1.45% ***		126,773	4.95%
	(Cost - $126,773)

	Total Investments		2,577,083	100.78%
	(Cost - $3,407,051)

	Liabilities in Excess of Other Assets		(19,926)	-0.78%

	Net Assets		$ 2,557,157	100.00%

Encompass Fund

		Schedule of Written Options
		August 31, 2008 (Unaudited)
Underlying Security		Shares Subject	Fair Value
Expiration Date/Exercise Price		to Put

Seabridge Gold Inc. * (Canada)		1,000	9,510
November 2008 Puts @ 25.00

Total (Premiums Received $5,990)			$ 9,510

Underlying Security		Shares Subject	Fair Value
Expiration Date/Exercise Price		to Call

Petrohawk Energy Corporation *
October 2008 Calls @ 40.00		3,000	$ 6,300

Total (Premiums Received $5,820)			$ 6,300

* Non-Income producing securities during the period.
** ADR; American Depository Receipt.
*** Variable rate security; the coupon rate shown represents the rate at August 31, 2008.
+ Portion or all of the securityis pledged as collateral for call and put options written.
The accompanying notes are an integral part of these financial statements.
(a) Each Avalon Ventures LTD Unit is comprised of 1 share of restricted Avion Resources common stock and
1/2 of a warrant that expires May 22, 2009, with an exercise price of $2.00 Canadian (per whole warrant).
(b) Each Avion Resources Inc. Unit is comprised of 1 share of restricted Avion Resources common stock and
1/2 of a warrant that expires May 8, 2010, with an exercise price of $0.65 Canadian (per whole warrant).
(c) Each Uranium Energy Corp. Unit is comprised of 1 share of restricted Uranium Energy common stock and 1 warrant. 10,000 of which expire December 11, 2008, with an exercise price of $4.25. The remaining
5,000 warrants expire August 23, 2009, with an exercise price of $3.10.
(d) Global Hunter warrant expires August 23, 2009, with an exercise price of $0.60 Canadian.

NOTES TO FINANCIAL STATEMENTS

ENCOMPASS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2008 was $3,407,051, and premiums received from options written were $11,810.

At August 31, 2008, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

        Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

           $269,438                    ($1,103,405)                                 ($833,967)

2. SECURITY VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also know as “inputs”, to valuation techniques used by market participants to measure fair value. The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 – quoted prices in active markets for identical securities, Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs of Assets	Investments in Securities
Level 1 – Quoted Prices	$2,518,198
Level 2 –Significant Other Observable Inputs	58,885
Level 3 –Significant Unobservable Inputs	0
Total	$2,577,083

Valuation Inputs of Liabilities	Investments in Securities
Level 1 – Quoted Prices	$15,810
Level 2 –Significant Other Observable Inputs	0
Level 3 –Significant Unobservable Inputs	0
Total	$15,810

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:                10/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:                10/28/08

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       Chief Financial Officer

Date:                10/28/08